Current and Non-Current Payables	12 Months Ended
Dec. 31, 2020
CURRENT AND NON-CURRENT PAYABLES
Current and Non-Current Payables

24.  CURRENT AND NON-CURRENT PAYABLES

The detail of Trade and Other Current Payables as of December 31, 2020 and 2019 is as follows:

	Current		Non-current
	12-31-2020	12-31-2019	12-31-2020	12-31-2019
Trade and Other Payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers (1)	135,817,661	178,153,813	112,895,627	53,941,373
Fuel and gas suppliers	36,735,748	55,179,023	—	—
Payables for goods and services	153,883,621	183,848,556	487	487
Payables for assets acquisition	251,679,169	100,307,602	4,233,657	2,281,051
Subtotal Trade Payables	578,116,199	517,488,994	117,129,771	56,222,911
Other Payables
Dividends payable to third parties	5,755,000	41,582,444	—	—
Accounts payables to employees	35,256,939	33,495,586	—	—
Other payables	8,829,884	6,696,184	80,288	27,174
Subtotal other current payables	49,841,823	81,774,214	80,288	27,174
Total	627,958,022	599,263,208	117,210,059	56,250,085

(1)The non-current portion shows delays in payments for energy purchases, generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Law No. 21,185 (see Note 9).

The description of the liquidity risk management policy is detailed in Note 22.4.

The details of trade payables, both current and past due as of December 31, 2020 and 2019 are presented in Appendix 3.